Schedule of Investments (unaudited) January 31, 2023	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 11.9%
Albemarle Corp.	15,658	$4,406,944
CF Industries Holdings, Inc.	82,467	6,984,955
FMC Corp.	48,278	6,427,250
Koninklijke DSM NV	21,731	2,794,650
Nutrien Ltd.	133,161	11,024,399
Sociedad Quimica y Minera de Chile SA, ADR	18,764	1,830,241

		33,468,439

Containers & Packaging — 1.7%
Packaging Corp. of America	18,956	2,705,021
Smurfit Kappa Group PLC	49,359	2,072,315

		4,777,336

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	31,487	1,794,129

Food Products — 6.7%
Archer-Daniels-Midland Co.	74,115	6,140,428
Bunge Ltd.	56,532	5,602,321
Darling Ingredients, Inc.(a)	42,034	2,786,434
Kerry Group PLC, Class A	44,611	4,180,054

		18,709,237

Machinery — 5.4%
AGCO Corp.	46,804	6,465,036
Deere & Co.	20,619	8,718,538

		15,183,574

Metals & Mining — 37.7%
Alcoa Corp.	61,160	3,194,998
Anglo American PLC	102,137	4,405,207
ArcelorMittal SA, Registered Shares(b)	114,604	3,545,848
BHP Group Ltd., Class DI	303,904	10,643,366
First Quantum Minerals Ltd.	186,403	4,324,723
Franco-Nevada Corp.	17,989	2,638,986
Freeport-McMoRan, Inc.	205,080	9,150,670
Glencore PLC	2,353,248	15,759,424
Newmont Corp.	77,302	4,091,595
Norsk Hydro ASA	754,156	6,114,582
Polyus PJSC(a)(c)	23,064	3
Stelco Holdings, Inc.	125,180	4,870,594
Teck Resources Ltd., Class B(b)	252,914	10,951,176
Vale SA, ADR(b)	774,103	14,460,244
Wheaton Precious Metals Corp.(b)	254,843	11,656,519

		105,807,935

Security	Shares	Value

Oil, Gas & Consumable Fuels — 32.6%
BP PLC	1,796,403	$10,850,719
Canadian Natural Resources Ltd.	90,479	5,553,658
Cenovus Energy, Inc.	158,149	3,159,295
Cheniere Energy, Inc.	9,512	1,453,339
Chevron Corp.	28,853	5,020,999
ConocoPhillips	40,172	4,895,762
Eni SpA	289,207	4,450,383
EOG Resources, Inc.	23,473	3,104,304
Exxon Mobil Corp.	118,030	13,692,660
Galp Energia SGPS SA	162,728	2,227,428
Gazprom PJSC(c)	1,253,804	179
Hess Corp.	15,059	2,261,259
Kinder Morgan, Inc.	183,941	3,366,120
Shell PLC	635,817	18,666,162
TotalEnergies SE	210,357	13,004,429

		91,706,696

Paper & Forest Products — 1.3%
UPM-Kymmene OYJ	103,133	3,738,181

Total Long-Term Investments — 97.9% (Cost: $214,618,158)		275,185,527

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(d)(e)	7,681,819	7,681,819
SL Liquidity Series, LLC, Money Market Series, 4.54%(d)(e)(f)	2,046,036	2,046,446

Total Short-Term Securities — 3.5% (Cost: $9,727,579)		9,728,265

Total Investments — 101.4% (Cost: $224,345,737)		284,913,792

Liabilities in Excess of Other Assets — (1.4)%		(3,835,674)

Net Assets — 100.0%		$281,078,118

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Natural Resources Trust

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$14,472,588	$—		$(6,790,769	)(a)	$—	$—	$7,681,819	7,681,819	$120,183		$—
SL Liquidity Series, LLC, Money Market Series	4,678	2,040,546	(a)	—		536	686	2,046,446	2,046,036	10,448	(b)	—

						$536	$686	$9,728,265		$130,631		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$30,673,789	$2,794,650	$—	$33,468,439
Containers & Packaging	2,705,021	2,072,315	—	4,777,336
Energy Equipment & Services	1,794,129	—	—	1,794,129
Food Products	14,529,183	4,180,054	—	18,709,237
Machinery	15,183,574	—	—	15,183,574
Metals & Mining	68,885,353	36,922,579	3	105,807,935
Oil, Gas & Consumable Fuels	42,507,396	49,199,121	179	91,706,696
Paper & Forest Products	—	3,738,181	—	3,738,181

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$7,681,819	$—	$—	$7,681,819

	$183,960,264	$98,906,900	$182	282,867,346

Investments Valued at NAV(a)				2,046,446

				$284,913,792

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR                     American Depositary Receipt

PJSC                   Public Joint Stock Company

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